                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AS AND OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

                  Sun Life Assurance Company of Canada (U.S.)
                        One Sun Life Executive Park
                         Wellesley Hills, MA 02181

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

     Sun Life Assurance Company of Canada (U.S.) - Capital Appreciation Variable Account


 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-3561


    Securities Act File Number: 33-19632
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                       December 31, 1995
 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                          / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                             None

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


                             None

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:



    1,320,862 units were sold with an aggregate sale price of $14,263,282
  _____________________________________________________________________________

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 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                     See response to Item 9 above

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                             None
 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during      $14,263,282
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +      -0-
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  - 15,818,895
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  +      -0-
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued  = (1,555,613)
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x   1/2900
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by        =      -0-
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  Bonnie S. Angus
                             _____________________________________________

                             Secretary
                             Sun Life Assurance Company of Canada (U.S.)
                             ______________________________________________

  Date February   , 1996
       ________________________

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________
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February 27, 1996




Sun Life Assurance Company of Canada (U.S.)
   Capital Appreciation Variable Account
Wellesley Hills, Massachusetts  02181


Gentlemen:

I have acted as counsel for Sun Life Assurance Company of Canada (U.S.) Capital Appreciation Variable Account (the "Account") in connection with its organization, the proposed issuance of its units, and the preparation of the Registration Statement on Form N-3 (File No. 33-19632) filed by the Account under the Securities Act of 1933 and the Investment Company Act of 1940 (the "Registration Statement").

I understand that pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Account has registered an indefinite number of units of beneficial interest under the Securities Act of 1933.

I further understand that the Account intends to file a notice pursuant to Rule 24f-2 making definite the registration of 1,320,862 units of the Account sold in reliance upon said Rule 24f-2 during the fiscal year ended December 31, 1995 (the "Units").

I have examined the governing instruments of the Account and a resolution of the Account's governing body authorizing the issuance of units of the Account. I have also examined a certificate of the Treasurer of the Account to the effect that the Account received the cash consideration for each of the Units in accordance with the terms of such resolution. In addition, I have made such examination of law and have examined such other records and documents as I have deemed appropriate in giving this opinion.


Sun Life Assurance Company of Canada (U.S.)
  Capital Appreciation Variable Account
February 27, 1996
Page 2




I am of the opinion that all necessary Account action precedent to the issue of all the authorized but unissued units of the Account, including the Units, has been duly taken, and that all such Units were legally and validly issued, and are fully paid and non-assessable. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state laws regulating the sale of securities in connection with sales of the Units.

I consent to your filing this opinion with the Securities and Exchange Commission together with the Rule 24f-2 Notice referred to above.

Very truly yours,




David D. Horn, Esq.
Senior Vice President and
  General Manager
Sun Life Assurance Company
  of Canada (U.S.)

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